Treasury Shares (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 07, 2024	May 23, 2022	Jun. 30, 2024	Jun. 30, 2023
Treasury Shares [Line Items]
Repurchase authorization of its issued and outstanding common shares			$ 12,603	$ 23,813
Aggregate consideration		$ 5,000
Board of Directors [Member]
Treasury Shares [Line Items]
Repurchase authorization of its issued and outstanding common shares		$ 5,000
Minimum [Member]
Treasury Shares [Line Items]
Repurchase authorization of its issued and outstanding common shares	$ 2,500
Maximum [Member]
Treasury Shares [Line Items]
Repurchase authorization of its issued and outstanding common shares	$ 7,500